Consolidated Balance Sheets - USD ($) shares in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 92,528,000	$ 94,527,000
Deposits Assets, Current	120,000,000	150,000,000
Accounts Receivable, after Allowance for Credit Loss, Current	160,383,000	160,478,000
Inventories	143,934,000	145,238,000
Prepaid expenses	9,801,000	5,500,000
Other current assets	28,833,000	26,241,000
Total current assets	555,479,000	581,984,000
Non-current assets
Property, plant and equipment, net	190,152,000	192,566,000
Goodwill	100,624,000	101,599,000
Other intangible assets, net	85,493,000	95,842,000
Operating lease right-of-use assets	24,072,000	25,417,000
Long-term investments	77,633,000	63,104,000
Other non-current assets	15,851,000	13,252,000
Total non-current assets	493,825,000	491,780,000
Total assets	1,049,304,000	1,073,764,000
Current liabilities
Accounts payable	46,786,000	43,021,000
Accrued expenses and other current liabilities	25,963,000	34,284,000
Employee related charges	30,604,000	31,304,000
Deferred revenues - short-term	49,552,000	47,835,000
Operating lease liabilities - short term	6,547,000	6,597,000
Total current liabilities	159,452,000	163,041,000
Non-current liabilities
Deferred revenues - long-term	17,426,000	19,062,000
Deferred income taxes	399,000	312,000
Operating lease liabilities - long term	18,865,000	19,903,000
Contingent consideration	5,360,000	5,353,000
Other non-current liabilities	29,212,000	23,193,000
Total non-current liabilities	71,262,000	67,823,000
Total liabilities	230,714,000	230,864,000
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 67,086 shares and 65,677 shares issued and outstanding at December 31, 2022 and 2021, respectively	246,000	242,000
Treasury Stock, Value, Acquired, Cost Method	1,995,000	1,995,000
Additional paid-in capital	3,290,084,000	3,275,344,000
Accumulated other comprehensive loss	(4,561,000)	(6,197,000)
Accumulated deficit	(2,465,184,000)	(2,424,494,000)
Total equity	818,590,000	842,900,000
Total liabilities and equity	$ 1,049,304,000	$ 1,073,764,000
Shares, Outstanding	87,587	86,110
Shares, Issued		86,376
Treasury Stock, Common, Value	$ (1,995,000)	$ (1,995,000)